Cash and cash equivalents (Details) - CAD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 1,668,579		$ 2,670,877
Cash equivalent	49,584,173		8,424,971
Cash and cash equivalents	$ 51,252,752	$ 7,534,585	$ 11,095,848	$ 21,388,624	$ 30,696,299	$ 18,926,933